PENSIONS	12 Months Ended
Dec. 31, 2023
PENSIONS
PENSIONS
8.	PENSIONS

The pension arrangements for the Group companies are based on local regulations and practices in each country. Amer Sports, Inc. has no employees and therefore had no pension arrangements in place during the periods presented. The Group’s defined benefit pension plans at the end of the reporting period relate to the Group’s operating entities. The Group has defined benefit pension plans in the United States, France, Switzerland, the UK, Germany, Japan, Sweden and Austria. These plans are partially or fully funded. In some countries the funding is carried out through external pension funds whose assets are not included in the Group’s assets. Contributions to the funds are made in accordance with local regulations. In the United States and the UK, the pension plans are closed, and new members are no longer accepted.

The Group’s pension arrangements comply with the local rules and practices of the countries where the Group operates. The Group’s pension arrangements are either defined contribution or defined benefit plans. Under defined contribution plans, the Group pays fixed contributions into a separate entity (a fund) and does not have any legal or constructive obligation to pay further contributions. Under defined contribution plans, the Group’s contributions are recorded as an expense in the period to which they relate.

Defined benefit plans are post-employment benefit plans other than defined contribution plans. In total, there are 14 post-employment benefit plans qualifying as defined benefit plans. The defined benefit plans in the USA, the UK and Austria represent approximately 84% of the defined benefit obligation and are described in more detail:

USA Wilson Retirement Pension Plan (USA Wilson Plan)

Wilson Sporting Goods Co. provides to the participants of the USA Wilson Plan benefit as a flat dollar amount for each year of service. The plan was offered to employees who joined the Company before January 1, 2003 (November 22, 2004 for union employees). New employees are offered a defined contribution plan only. For salaried plan participants, the benefit is a final salary pension plan offered to employees who joined the Company before January 1, 1999. New employees (hired after 1998) are offered a defined contribution plan only. The plan operates under trust law and is managed and administered by the Trustee on behalf of the members. The plan’s assets are held by the trust. The former Retirement Income Plan was merged into the USA Wilson Plan in 2022, effective December 31, 2022.

USA Post Retirement Life Insurance and Medical Plan

According to the Post Retirement Life Insurance and Medical Plan, Wilson Sporting Goods Co. provides life insurance benefits to salaried employees who joined the Company before January 1, 1999 and hourly employees who joined the Company before January 1, 2003 (November 22, 2004 for union employees). The Post Retirement Life Insurance and Medical Plan grants post-employment benefits.

USA Post Retirement Disabled Life Insurance and LTD Medical Plan

According to the plan, Wilson Sporting Goods Co. provides post retirement life insurance benefits to employees who were disabled prior to 2012 with coverage ending at age 65. The plan grants post-employment benefits.

UK Wilson Sporting Goods Company Limited Pension and Life Assurance Plan (UK Wilson Plan):

The UK Wilson Plan within Amer Sports UK Limited is an occupational defined benefit pension scheme that is set up under irrevocable Trust. The UK Wilson Plan grants post-employment benefits. Assets are invested in Mobius Life as institutional investment platform and held for the purpose of paying pensions and other benefits in accordance with the Trust Deed & Rules. The plan was closed to new entrants for pension benefits with effect from January 1, 2003 and was closed to future accrual of benefits with effect from January 31, 2008.

Austria Severance Payment schemes OLD

Amer Sports Austria GmbH, Amer Sports Holding GmbH and Atomic Austria GmbH have to pay a statutory amount, which is based on the employee’s seniority at time of retirement, expressed as a defined number of month’s salary. Payment is due in the event of resignation, such as early termination with entitlement to severance payment (e.g., in the event of termination by the employer or termination by mutual consent), old- age pension (“Alterspension”), disability (“Berufsunfähigkeit”) or death. The unfunded Severance Payment Schemes OLD grants post-employment benefits. The payment scheme was closed by law for new entrants after December 31, 2002.

In the USA the former Retirement Income Plan was merged into the Hourly Pension Plan in 2022, renamed the Wilson Retirement Pension Plan, effective December 31, 2022. The merger of the plan is based on the status achieved as at December 31, 2022, and therefore has no accounting and/or presentation implications for the consolidated financial statements.

The net liability recognized in the statement of financial position relating to defined benefit pension plans is defined as follows:

USD million	December 31, 2023	December 31, 2022
Present value of funded obligations	181.2	168.4
Fair value of plan assets	(157.3)	(136.6)
Net liability in the consolidated statement of financial position	23.9	31.8

The movements in the defined benefit obligation in 2023 were as follows:

USD million	Present value of obligation	Fair value of plan asset	Total
At January 1, 2023	168.4	(136.6)	31.8
Current service cost	3.0		3.0
Past service cost and gains and losses on settlements	(0.2)		(0.2)
Administration cost paid from plan assets	(0.3)	0.3	0.0
Interest expense/(income)	7.8	(6.9)	0.9
Cost recognized in the consolidated statement of loss	10.3	(6.6)	3.6

Remeasurements:
Return on plan assets, excluding amounts included in
interest expenses/(income)		(11.3)	(11.3)
(Gain)/loss from change in demographic assumptions	(0.2)		(0.2)
(Gain)/loss from change in financial assumptions	5.1		5.1
Experience (gains)/losses	3.9	(1.1)	2.8
Remeasurements effects recognized in OCI	8.8	(12.4)	(3.6)

Contributions:
Employers	(0.3)	(6.1)	(6.4)
Employees	0.4	(0.4)	0.0
Benefits paid from plan assets	(10.0)	7.5	(2.5)

Other changes	2.0	(0.8)	1.2

Exchange rate differences	1.7	(1.9)	(0.2)
At December 31, 2023	181.2	(157.3)	23.9

The movements in the defined benefit obligation in 2022 were as follows:

USD million	Present value of obligation	Fair value of plan asset	Total
At January 1, 2022	231.1	(179.1)	51.9
Current service cost	3.1	0.0	3.1
Past service cost and gains and losses on settlements	(0.4)	0.0	(0.4)
Administration cost paid from plan assets	(0.4)	0.4	0.0
Interest expense/(income)	4.8	(4.4)	0.4
Cost recognized in the consolidated statement of loss	7.0	(3.9)	3.1

Remeasurements:
Return on plan assets, excluding amounts included in
interest expenses/(income)	0.0	39.9	39.9
(Gain)/loss from change in demographic assumptions	0.0	0.0	0.0
(Gain)/loss from change in financial assumptions	(49.8)	0.0	(49.8)
Experience (gains)/losses	(1.3)	0.0	(1.3)
Remeasurements effects recognized in OCI	(51.0)	39.9	(11.1)

Contributions:
Employers	0.1	(7.6)	(7.5)
Employees	0.3	(0.3)	0.0
Benefits paid from plan assets	(10.3)	8.9	(1.4)

Other changes	(2.2)	2.1	(0.1)

Exchange rate differences	(6.6)	3.4	(3.2)
At December 31, 2022	168.4	(136.6)	31.8

The movements in the defined benefit obligation in 2021 were as follows:

USD million	Present value of obligation	Fair value of plan asset	Total
At January 1, 2021	251.4	(172.4)	79.0
Current service cost	4.6	0.0	4.6
Past service cost and gains and losses on settlements	(2.5)	0.0	(2.5)
Administration cost paid from plan assets	(0.6)	0.6	0.0
Interest expense/(income)	4.7	(3.8)	0.9
Cost recognized in the consolidated statement of loss	6.3	(3.3)	3.0

Remeasurements:
Return on plan assets, excluding amounts included in
interest expenses/(income)	0.0	(5.9)	(5.9)
(Gain)/loss from change in demographic assumptions	0.5	0.0	0.5
(Gain)/loss from change in financial assumptions	(7.8)	0.0	(7.8)
Experience (gains)/losses	(1.8)	0.0	(1.8)
Other changes	(3.0)	0.0	(3.0)
Remeasurements effects recognized in OCI	(12.2)	(5.9)	(18.0)

Contributions:
Employers	(1.9)	(7.7)	(9.6)
Employees	0.4	(0.4)	0.0
Benefits paid from plan assets	(10.3)	9.2	(1.1)

Exchange rate differences	(2.7)	1.3	(1.4)
At December 31, 2021	231.1	(179.1)	51.9

Principal actuarial assumptions:

	December 31, 2023
%	USA	UK	France	Switzerland	Austria	Japan
Discount rate	5.35	4.40	3.15	1.50 / 2.00	4.36	1.30
Inflation	2.50	2.60 / 3.20	3.15	1.00 / 1.20	4.05	0.00
Future salary increases	2.50	2.60	3.00	1.00	7.08	2.00
Future pension increases	0.00	2.20	2.10	0.00	0.00	0.00

	December 31, 2022
%	USA	UK	France	Switzerland	Austria	Japan
Discount rate	2.65 / 5.35	4.80	3.70	2.00 / 2.10	3.30	1.30
Inflation	2.25	2.30 / 3.00	3.70	1.00	n/a	0.00
Future salary increases	2.50	2.30	3.00	1.00	5.00	1.70
Future pension increases	0.00	2.00	2.20	0.00	n/a	0.00

	December 31, 2021
%	USA	UK	France	Switzerland	Austria	Japan
Discount rate	2.55 / 2.85	1.80	0.90	0.20 / 0.30	1.05	0.40
Inflation	2.25	3.50	1.62	1.00	n/a	0.00
Future salary increases	2.50	2.80	2.50	1.00	2.50	1.70
Future pension increases	0.00	2.30	1.00	0.00	n/a	0.00

Sensitivity analysis:

		Impact on defined obligation
		(USD million)
	Change in assumption	2023	2022	2021
Discount rate	0.25% decrease	4.8	4.5	7.7
Inflation rate	0.25% increase	1.1	1.1	1.6
Mortality rate	1 year increase in life expectancy	4.0	3.6	6.3

The above sensitivity analyses are based on a change in one assumption while holding all other assumptions constant. In practice, this is unlikely to occur, and changes in some of the assumptions may be correlated. When calculating the sensitivity of the defined benefit obligation to significant actuarial assumptions the same method (present value of the defined benefit obligation calculated with the projected unit credit method at the end of the reporting period) has been applied as when calculating the defined benefit liability recognized in the consolidated statement of financial position.

The methods and types of assumptions used in preparing the sensitivity analysis did not change compared to the prior period.

No asset-liability matching is used to determine the investment strategy.

Major categories of plan assets:

	December 31,	December 31,
USD million	2023	2022
US equities	26.6	23.2
UK equities	0.0	5.1
Other equities	22.4	22.1
Corporate bonds	69.7	58.6
Government bonds	30.9	21.4
Other including cash	7.7	6.2

Equity securities and government bonds have quoted prices in active markets.

Through its defined pension plans the Company is exposed to actuarial risks such as investment risk, interest rate risk, inflation risk and mortality risk.

The main risk is that additional contributions are required if investment returns are not sufficient to pay for the benefits. The level of equity returns is a key determinant of overall investment return. The investment portfolio is also subject to a range of other risks typical to asset classes held.

A decrease in discount rates, a rise in inflation or an increase in life expectancy would result in an increase in plan liabilities. This would detrimentally impact the position in the consolidated statement of financial position and may give rise to increased cost in the consolidated statement of loss. This effect would be partially offset by an increase in the value of the plan’s bond holdings. Additionally, caps on inflationary increases are in place to protect the plan against extreme inflation.

The estimated contributions to the pension plans are USD 4.1 million during 2024.

The weighted average of the duration of the defined benefit obligations was 10.7 years in 2023, 9.5 years in 2022 and 11.7 years in 2021 (continuing operations).